Statements of changes in equity - USD ($) $ in Thousands	Issued capital [member]	Retained earnings [member]	Underwriting Commissions and Issue Expenses [Member]	Unit Premiums and Reserves [Member]	Total
Beginning balance at Dec. 31, 2023	$ 4,428,460	$ (266,723)	$ (92,261)	$ 94	$ 4,069,570
Beginning balance (in number of units) at Dec. 31, 2023	487,602,694
Proceeds from issuance of Units (note 7)	$ 358,823				358,823
Proceeds from issuance of Units (note 7) (in number of units)	34,903,967
Cost of redemption of Units (note 7)	$ (25,316)	4,767		4	(20,545)
Cost of redemption of Units (note 7) (in number of units)	(2,531,560)
Net income (loss) and comprehensive income (loss) for the year		821,211			821,211
Underwriting commissions and issue expenses			(1,670)		(1,670)
Ending balance at Dec. 31, 2024	$ 4,761,967	559,255	(93,931)	98	5,227,389
Ending balance (in number of units) at Dec. 31, 2024	519,975,101
Proceeds from issuance of Units (note 7)	$ 1,409,206				1,409,206
Proceeds from issuance of Units (note 7) (in number of units)	94,446,249
Cost of redemption of Units (note 7)	$ (56)	(75)		7	(124)
Cost of redemption of Units (note 7) (in number of units)	(5,495)
Net income (loss) and comprehensive income (loss) for the year		8,478,209			8,478,209
Underwriting commissions and issue expenses			(5,769)		(5,769)
Ending balance at Dec. 31, 2025	$ 6,171,117	$ 9,037,389	$ (99,700)	$ 105	$ 15,108,911
Ending balance (in number of units) at Dec. 31, 2025	614,415,855